Deposits from Banks - Schedule of Deposits from Banks by Type (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Deposits From Bank [Line Items]
Non-interest bearing	€ 180		€ 434
Interest bearing	34,646		36,896
Deposits from banks	34,826	[1]	37,330	€ 36,821
Netherlands [member]
Disclosure Of Deposits From Bank [Line Items]
Non-interest bearing	107		22
Interest bearing	17,544		17,211
Deposits from banks	17,651		17,233
International [member]
Disclosure Of Deposits From Bank [Line Items]
Non-interest bearing	73		412
Interest bearing	17,101		19,686
Deposits from banks	€ 17,175		€ 20,097

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.